Fair Value of Financial Instruments - Fair Value Measured on a Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 0
Write down of assets held for sale	478,450
Assets Held For Sale, non-current	$ 708,097	$ 77,536